Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Entity Registrant Name	Singular Genomics Systems, Inc.
Entity Central Index Key	0001850906
Document Type	8-K
Entity Information, Former Legal or Registered Name	N/A
Document Period End Date	Nov. 09, 2021
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	OMIC
Entity File Number	001-40443
Entity Tax Identification Number	81-2948451
Entity Address, Address Line One	10931 N. Torrey Pines Road
Entity Address, Address Line Two	Suite #100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	333-7830
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE